Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)
Number of Options Outstanding
Outstanding, Beginning Balance | shares		52,060,649
Exercised | shares		(7,965,157)
Cancelled | shares		(15,780)
Expired | shares		(811,075)
Outstanding, Ending Balance | shares		43,268,637		52,060,649
Vested and expected to vest | shares	43,197,261
Exercisable | shares	41,781,637
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance | $ / shares	$ 3.55
Exercised | $ / shares	2.06
Cancelled | $ / shares	43.97
Expired | $ / shares	22.76
Outstanding, Ending Balance | $ / shares	3.45		$ 3.55
Vested and expected to vest | $ / shares	3.45
Exercisable | $ / shares	$ 3.49
Weighted Average Remaining Contractual Life, Outstanding, Options		2 years 2 months 26 days		2 years 7 months 6 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest		2 years 3 months
Weighted Average Remaining Contractual Life, Options, Exercisable		2 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding, Options | $	$ 110,655		$ 100,420
Aggregate Intrinsic Value, Vested and expected to vest, Options | $	110,462
Aggregate Intrinsic Value, Exercisable, Options | $	$ 106,626
Nio incentive 2016,2017,2018, and 2024 plan
Number of Options Outstanding
Granted | shares		0
Nio Stock Incentive Plans From 2015 To 2024 | Minimum | Tranche two
Share-based Compensation
Vesting period		1 year
Nio Stock Incentive Plans From 2015 To 2024 | Maximum | Tranche two
Share-based Compensation
Vesting period		5 years
NIO Incentive Plans
Weighted Average Exercise Price, Options
Total intrinsic value | ¥		¥ 226,960		¥ 145,022		¥ 279,327
Employee Stock Option | Nio Stock Incentive Plans From 2015 To 2024
Share-based Compensation
Expiration period		10 years
Employee Stock Option | NIO Incentive Plans
Weighted Average Exercise Price, Options
Weighted-average grant date fair value for options granted | $ / shares	$ 3.64				$ 6.66